SIGNIFICANT ACCOUNTING POLICIES - Intangible assets (Details)	12 Months Ended
Dec. 31, 2021
Software
INTANGIBLE ASSETS
Useful life (in years)	2 years
Licenses | Minimum
INTANGIBLE ASSETS
Useful life (in years)	2 years
Licenses | Maximum
INTANGIBLE ASSETS
Useful life (in years)	10 years